Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CAMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025 by 1,173 bps and 1,204 bps, with returns of 18.79% and 18.48% for the Institutional Class and Retail Share Classes respectively, vs. 30.52% for the Index.
U.S. equities continued their inexorable march higher driven by the steadfast strength of consumer spending and the mighty engine of corporate capital expenditures. Security selection within industrials, financials, and consumer staples benefitted performance during the period.
The primary detractors to performance were stock selection within the information technology and consumer discretionary sectors, and an underweight allocation to information technology.

Top Contributors
↑	NVIDIA Corp
↑	Alphabet Inc - Class A
↑	Microsoft Corp

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	ELI LILLY & CO
↓	CHIPOTLE MEXICAN GRILL I NC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/18/2017)
Retail Class (without sales charge)	18.48	14.02	15.60
S&P 500 TR	21.45	17.64	15.07
Russell 1000 Growth Total Return	30.52	19.24	19.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 606,027,755
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,780,476
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$606,027,755
Number of Holdings	43
Net Advisory Fee	$2,780,476
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	5.8%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.4%
Howmet Aerospace, Inc.	3.0%
Home Depot, Inc.	2.8%
Costco Wholesale Corp.	2.8%

Industry	(% of net assets)
Software	13.3%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	9.3%
Technology Hardware, Storage & Peripherals	9.2%
Specialty Retail	7.4%
Broadline Retail	6.3%
Health Care Equipment & Supplies	4.3%
Financial Services	4.2%
Communications Equipment	4.1%
Cash & Other	30.5%
Sector Breakdown* (% of Net Assets)
[1]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025 by 1,173 bps and 1,204 bps, with returns of 18.79% and 18.48% for the Institutional Class and Retail Share Classes respectively, vs. 30.52% for the Index.
U.S. equities continued their inexorable march higher driven by the steadfast strength of consumer spending and the mighty engine of corporate capital expenditures. Security selection within industrials, financials, and consumer staples benefitted performance during the period.
The primary detractors to performance were stock selection within the information technology and consumer discretionary sectors, and an underweight allocation to information technology.

Top Contributors
↑	NVIDIA Corp
↑	Alphabet Inc - Class A
↑	Microsoft Corp

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	ELI LILLY & CO
↓	CHIPOTLE MEXICAN GRILL I NC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	18.79	14.31	14.84
S&P 500 TR	21.45	17.64	14.64
Russell 1000 Growth Total Return	30.52	19.24	18.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 606,027,755
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,780,476
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$606,027,755
Number of Holdings	43
Net Advisory Fee	$2,780,476
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	5.8%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.4%
Howmet Aerospace, Inc.	3.0%
Home Depot, Inc.	2.8%
Costco Wholesale Corp.	2.8%

Industry	(% of net assets)
Software	13.3%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	9.3%
Technology Hardware, Storage & Peripherals	9.2%
Specialty Retail	7.4%
Broadline Retail	6.3%
Health Care Equipment & Supplies	4.3%
Financial Services	4.2%
Communications Equipment	4.1%
Cash & Other	30.5%
Sector Breakdown* (% of Net Assets)
[2]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund Retail Share Class (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1940 bps, with a return of 0.19% for the Retail Share Class, compared with 19.59% for the Index.
Index performance during the year saw three distinct phases: a strong rally from November 2024 through mid-February on optimism towards the incoming administration, a sharp sell-off from on growing tariff concerns, and then a rebound following the pause in the most extreme tariffs, with the Index up almost 37% since April 8th. Positive market sentiment was fueled by AI-related spend, a resilient consumer, a growing  U.S economy, and continued strength in corporate earnings.
The primary detractors for the Fund during the year were stock selection within Information Technology, Health Care and Consumer Discretionary. In Technology, relative performance was hindered by not owning Palantir, which was outside of our market cap guidelines and accounted for a third of the Index’s total return. In Healthcare we saw weakness in some of our holdings. The primary contributors during the year were stock selection in Consumer Staples, Industrials, and the Fund’s underweight to Energy. In Consumer Staples the fund benefited from its exposure to more value-oriented consumer spending, while in Industrials we benefitted from our focus on datacenter buildout.

Top Contributors
↑	Curtiss-Wright Corp
↑	Emcor Group Inc
↑	Pure Storage Inc - Class A

Top Detractors
↓	Booz Allen Hamilton Holdings
↓	The Trade Desk Inc - Class A
↓	Deckers Outdoor Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	0.19	6.13	9.41
S&P 500 TR	21.45	17.64	14.64
Russell Midcap Growth Total Return	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 618,089,083
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,226,414
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$618,089,083
Number of Holdings	37
Net Advisory Fee	$5,226,414
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Curtiss-Wright Corp.	6.0%
EMCOR Group, Inc.	5.5%
Pure Storage, Inc. - Class A	5.0%
Monolithic Power Systems, Inc.	4.9%
nVent Electric PLC	4.5%
Cloudflare, Inc. - Class A	4.5%
Raymond James Financial, Inc.	4.4%
Ollie’s Bargain Outlet Holdings, Inc.	4.3%
Crane Co.	4.2%
Casey’s General Stores, Inc.	4.1%

Industry	(% of net assets)
Software	11.3%
Aerospace & Defense	7.9%
Construction & Engineering	7.6%
Capital Markets	7.0%
Semiconductors & Semiconductor Equipment	6.7%
Technology Hardware, Storage & Peripherals	5.0%
IT Services	4.7%
Electrical Equipment	4.5%
Broadline Retail	4.3%
Cash & Other	41.0%
Sector Breakdown* (% of Net Assets)
[3]
Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? Daniel Lagan replaced Todd Solomon as the Portfolio Manager on the Fund.
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	IMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund Institutional Share Class (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1919 bps with a return of 0.40%, compared with 19.59% for the Index.
Index performance during the year saw three distinct phases: a strong rally from November 2024 through mid-February on optimism towards the incoming administration, a sharp sell-off from on growing tariff concerns, and then a rebound following the pause in the most extreme tariffs, with the Index up almost 37% since April 8th. Positive market sentiment was fueled by AI-related spend, a resilient consumer, a growing U.S economy, and continued strength in corporate earnings.
The primary detractors for the Fund during the year were stock selection within Information Technology, Health Care and Consumer Discretionary. In Technology, relative performance was hindered by not owning Palantir, which was outside of our market cap guidelines and accounted for a third of the Index’s total return. In Healthcare we saw weakness in some of our holdings. The primary contributors during the year were stock selection in Consumer Staples, Industrials, and the Fund’s underweight to Energy. In Consumer Staples the fund benefited from its exposure to more value-oriented consumer spending, while in Industrials we benefitted from our focus on datacenter buildout.

Top Contributors
↑	Curtiss-Wright Corp
↑	Emcor Group Inc
↑	Pure Storage Inc - Class A

Top Detractors
↓	Booz Allen Hamilton Holdings
↓	The Trade Desk Inc - Class A
↓	Deckers Outdoor Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	0.40	6.39	9.68
S&P 500 TR	21.45	17.64	14.64
Russell Midcap Growth Total Return	19.59	11.17	12.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 618,089,083
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 5,226,414
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$618,089,083
Number of Holdings	37
Net Advisory Fee	$5,226,414
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Curtiss-Wright Corp.	6.0%
EMCOR Group, Inc.	5.5%
Pure Storage, Inc. - Class A	5.0%
Monolithic Power Systems, Inc.	4.9%
nVent Electric PLC	4.5%
Cloudflare, Inc. - Class A	4.5%
Raymond James Financial, Inc.	4.4%
Ollie’s Bargain Outlet Holdings, Inc.	4.3%
Crane Co.	4.2%
Casey’s General Stores, Inc.	4.1%

Industry	(% of net assets)
Software	11.3%
Aerospace & Defense	7.9%
Construction & Engineering	7.6%
Capital Markets	7.0%
Semiconductors & Semiconductor Equipment	6.7%
Technology Hardware, Storage & Peripherals	5.0%
IT Services	4.7%
Electrical Equipment	4.5%
Broadline Retail	4.3%
Cash & Other	41.0%
Sector Breakdown* (% of Net Assets)
[4]
Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? Daniel Lagan replaced Todd Solomon as the Portfolio Manager on the Fund.
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025, by 325 bps and 351 bps, with returns of 15.56% and 15.30% for the Institutional and Retail Share classes respectively, compared with 18.81% for the Index.
U.S. small cap equities gained supported by a stronger than expected economic backdrop despite the implementation of tariffs, the anticipation of increasingly supportive Federal Reserve policy, and enthusiasm for Artificial Intelligence related growth and Trump administration priorities around defense and re-shoring. Against this backdrop, speculative areas of the Russell 2000 Growth led performance.
The primary relative detractors for the Fund during the year were stock selection within the Health Care sector driven primarily by Fund holdings Inspire Medical Systems, Integer Holdings, and  UFP Technologies, which declined 52%, 48%, and 28% respectively in the portfolio, together with negative stock selection in the Materials sector. The primary relative contributor during the year was security selection in the Consumer Discretionary sector, driven primarily by Fund holdings Stride Inc, Boot Barn, and Ollie’s Bargain Outlet, which gained 68%, 52%, and 32% respectively.

Top Contributors
↑	Sterling Infrastructure Inc
↑	Interdigital Inc
↑	Aerovironment Inc

Top Detractors
↓	Inpsire Meidcal Systems Inc
↓	Interger Holdings Corp
↓	SM Energy Co

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	15.30	15.70	13.49
S&P 500 TR	21.45	17.64	14.64
Russell 2000 Growth Total Return	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,609,452,976
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 10,974,445
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,609,452,976
Number of Holdings	40
Net Advisory Fee	$10,974,445
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Sterling Infrastructure, Inc.	4.6%
InterDigital, Inc.	4.5%
Ligand Pharmaceuticals, Inc.	4.2%
Primoris Services Corp.	4.1%
AeroVironment, Inc.	4.0%
Rambus, Inc.	3.9%
Nova Ltd.	3.4%
Calix, Inc.	3.4%
Boot Barn Holdings, Inc.	3.1%
Novanta, Inc.	2.8%

Industry	(% of net assets)
Software	11.3%
Construction & Engineering	8.6%
Semiconductors & Semiconductor Equipment	7.3%
Machinery	6.9%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	5.8%
Electronic Equipment, Instruments & Components	5.3%
Banks	4.4%
Chemicals	4.3%
Cash & Other	39.8%
Sector Breakdown* (% of Net Assets)
[5]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025, by 325 bps and 351 bps, with returns of 15.56% and 15.30% for the Institutional and Retail Share classes respectively, compared with 18.81% for the Index.
U.S. small cap equities gained supported by a stronger than expected economic backdrop despite the implementation of tariffs, the anticipation of increasingly supportive Federal Reserve policy, and enthusiasm for Artificial Intelligence related growth and Trump administration priorities around defense and re-shoring. Against this backdrop, speculative areas of the Russell 2000 Growth led performance.
The primary relative detractors for the Fund during the year were stock selection within the Health Care sector driven primarily by Fund holdings Inspire Medical Systems, Integer Holdings, and  UFP Technologies, which declined 52%, 48%, and 28% respectively in the portfolio, together with negative stock selection in the Materials sector. The primary relative contributor during the year was security selection in the Consumer Discretionary sector, driven primarily by Fund holdings Stride Inc, Boot Barn, and Ollie’s Bargain Outlet, which gained 68%, 52%, and 32% respectively.

Top Contributors
↑	Sterling Infrastructure Inc
↑	Interdigital Inc
↑	Aerovironment Inc

Top Detractors
↓	Inpsire Meidcal Systems Inc
↓	Interger Holdings Corp
↓	SM Energy Co

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.56	15.98	13.78
S&P 500 TR	21.45	17.64	14.64
Russell 2000 Growth Total Return	18.81	8.94	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,609,452,976
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 10,974,445
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,609,452,976
Number of Holdings	40
Net Advisory Fee	$10,974,445
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Sterling Infrastructure, Inc.	4.6%
InterDigital, Inc.	4.5%
Ligand Pharmaceuticals, Inc.	4.2%
Primoris Services Corp.	4.1%
AeroVironment, Inc.	4.0%
Rambus, Inc.	3.9%
Nova Ltd.	3.4%
Calix, Inc.	3.4%
Boot Barn Holdings, Inc.	3.1%
Novanta, Inc.	2.8%

Industry	(% of net assets)
Software	11.3%
Construction & Engineering	8.6%
Semiconductors & Semiconductor Equipment	7.3%
Machinery	6.9%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	5.8%
Electronic Equipment, Instruments & Components	5.3%
Banks	4.4%
Chemicals	4.3%
Cash & Other	39.8%
Sector Breakdown* (% of Net Assets)
[6]
Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.